Deferred charges, net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018
Deferred charges, net [Abstract]
Deferred charges	$ 238,746		$ 443,394
Dry-docking costs	784,474
Accumulated amortization	545,728		$ 341,080
Amortization of deferred dry-dock costs	$ 204,648	$ 136,432